Annual Total Returns[BarChart] - Invesco Income Advantage U.S. Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.74%	16.98%	27.38%	10.31%	(8.97%)	9.57%	15.85%	(9.28%)	12.26%	(3.23%)